Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Data - Unaudited
Selected Quarterly Financial Data - Unaudited

Note 23—Selected Quarterly Financial Data—Unaudited

        The following tables represent summarized quarterly financial data for 2017 and 2016 ($ in thousands, except per share data):

	Three Months Ended
	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
Net interest income	$19,671	$18,290	$14,057	$14,088
Total other revenue	51,431	47,989	44,735	46,332
Total other expenses	37,999	36,596	37,043	38,254

Income before gain on extinguishment of debt, (loss) income from equity affiliates and benefit from (provision for) income taxes	33,103	29,683	21,749	22,166
Gain on extinguishment of debt	—	—	—	7,116
(Loss) income from equity affiliates	(4,706)	995	(3)	763
Benefit from (provision for) income taxes	2,885	(6,708)	(3,435)	(6,101)

Net income	31,282	23,970	18,311	23,944
Preferred stock dividends	1,888	1,888	1,888	1,888
Net income attributable to noncontrolling interest	7,524	5,661	4,494	6,442

Net income attributable to common stockholders	$21,870	$16,421	$11,929	$15,614

Basic earnings per common share(1)	$0.35	$0.27	$0.21	$0.30

Diluted earnings per common share(1)	$0.35	$0.26	$0.21	$0.30

	Three Months Ended
	December 31, 2016	September 30, 2016	June 30, 2016	March 31, 2016
Net interest income	$12,084	$12,670	$17,265	$13,070
Total other revenue	49,581	34,868	4,641	5,421
Total other expenses	32,036	35,742	25,170	17,973

Income (loss) before gain on sale of real estate, income from equity affiliates and provision for income taxes	29,629	11,796	(3,264)	518
Gain on sale of real estate	—	—	11,023	608
Income from equity affiliates	1,801	4,929	4,367	1,897
Provision for income taxes	(525)	(300)	—	—

Net income	30,905	16,425	12,126	3,023
Preferred stock dividends	1,888	1,888	1,888	1,888
Net income attributable to noncontrolling interest	8,482	3,649	—	—

Net income attributable to common stockholders	$20,535	$10,888	$10,238	$1,135

Basic earnings per common share(1)	$0.40	$0.21	$0.20	$0.02

Diluted earnings per common share(1)	$0.40	$0.21	$0.20	$0.02

(1)	The sum of the quarterly amounts may not equal amounts reported for year-to-date periods, due to the effects of rounding for each period.